Bank Loans - Schedule of Repayment for the Bank Loans (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Repayment for the Bank Loans [Abstract]
2027	$ 623,369
2028	1,328,501
2029	1,614,381
Total	$ 3,566,251	$ 3,525,777